PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross		$ 1,429	$ 1,497
Less - accumulated depreciation and amortization		(957)	(875)
Net carrying amount	$ 436	472	622
Computers And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross		221	242
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross		104	110
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross		961	951
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross		$ 143	$ 194